Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Net Deferred Tax Asset (Liabilities)

The Company’s net deferred tax asset (liabilities) are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets
Net operating loss carryforward	$—	$52,959
Startup Costs	173,116	541,988
Total deferred tax assets	173,116	594,947
Valuation allowance	(173,116)	(594,947)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision

The income tax provision for the year ended December 31, 2024 and 2023 consists of the following:

	December 31, 2024	December 31, 2023
Federal
Current	$125,950	$—
Deferred	421,831	(211,112)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	(421,831)	211,112
Income tax provision	$125,950	$—

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2024	December 31, 2023
Statutory federal income tax rate	21.00%	21.00%
Permanent book/tax difference	(16.38)%	(136.08)%
Prior year – M&A (dead deal costs)	0.00%	503.71%
True up – 2023 temporary difference	(75.39)%	0.00%
Change in valuation allowance	54.50%	(388.63)%
Income tax provision	(16.27)%	0.00%